Events after reporting period (Details) SFr in Thousands, $ in Thousands	May 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 12, 2022 USD ($) facility	Jul. 04, 2022 USD ($)	Jul. 04, 2022 CHF (SFr)	Mar. 26, 2022 USD ($) facility
Disclosure of detailed information about borrowings [line items]
Number of loan facilities | facility						2
Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Number of loan facilities | facility			2
Entering into borrowing commitments | Comet Therapeutics Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Identifiable assets acquired (liabilities assumed)				$ 6,430	SFr 5,860
the Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 75,000
the Loan | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 75,000
the Loan , Convertible Line
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						18,750
the Loan , Convertible Line | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			18,750
the Loan , Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						56,250
the Loan , Term Loan | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			56,250
Loan A [Member] | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 10,000	$ 10,000
Loan A Convertible Loan [Member] | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			12,500
Loan A Term Loan [Member] | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			37,500
Loan B Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						6,250
Loan B Convertible Loan [Member] | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			6,250
Loan B Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 18,750
Loan B Term Loan [Member] | Entering into borrowing commitments
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 18,750